SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounts receivable allowance for doubtful accounts	$ 0	$ 0